9. Stock Compensation (Details - Share based compensation) (Sep. 2018 Note) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Vesting of stock options and restricted stock units	$ 336,496	$ 283,534	$ 599,658	$ 564,445
Share based compensation	$ 336,496	$ 283,534	$ 599,658	$ 564,445	$ 1,260,769	$ 2,186,309
Weighted average number of common shares outstanding - basic and diluted	17,789,236	9,032,157	17,771,918	8,939,624	12,317,074	7,764,237
Basic and diluted loss per common share attributable to stock-based compensation expense	$ (0.02)	$ (0.03)	$ (0.03)	$ (0.06)